Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	hfll12_SupplementTextBlock

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Premier Growth Equity Fund

(formerly Pyxis Premier Growth Equity Fund)

Supplement dated April 5, 2013 to the Class A, Class B, Class C, Class R and Class Y Shares Summary Prospectus and Prospectus for Highland Premier Growth Equity Fund, each dated February 1, 2013, as amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland Premier Growth Equity Fund in the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses(2)	0.46%	0.46%	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%

(1)	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
(2)	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074
Class B: if you did not sell your shares	$210	$649	$1,114	$2,032
if you sold all your shares at the end of the period	$610	$849	$1,114	$2,032
Class C: if you did not sell your shares	$210	$649	$1,114	$2,400
if you sold all your shares at the end of the period	$310	$649	$1,114	$2,400
Class R	$160	$496	$855	$1,867
Class Y	$109	$340	$590	$1,306

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Trend Following Fund

(formerly Pyxis Trend Following Fund)

Supplement dated April 5, 2013 to the Class A, Class C, Class R and Class Y Shares Summary Prospectus and Prospectus for Highland Trend Following Fund, each dated February 1, 2013, and amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland Trend Following Fund of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	0.00%
Other Expenses	2.83%	2.83%	2.83%	2.83%
Acquired Fund Fees and Expenses	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	5.56%	6.21%	5.71%	5.21%

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$1,098	$2,135	$3,160	$5,672
Class C: if you did not sell your shares	$617	$1,829	$3,012	$5,847
if you sold all your shares at the end of the period	$717	$1,829	$3,012	$5,847
Class R	$569	$1,695	$2,805	$5,511
Class Y	$520	$1,557	$2,590	$5,155

Highland Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfll12_SupplementTextBlock

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Premier Growth Equity Fund

(formerly Pyxis Premier Growth Equity Fund)

Supplement dated April 5, 2013 to the Class A, Class B, Class C, Class R and Class Y Shares Summary Prospectus and Prospectus for Highland Premier Growth Equity Fund, each dated February 1, 2013, as amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland Premier Growth Equity Fund in the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses(2)	0.46%	0.46%	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%

(1)	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
(2)	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074
Class B: if you did not sell your shares	$210	$649	$1,114	$2,032
if you sold all your shares at the end of the period	$610	$849	$1,114	$2,032
Class C: if you did not sell your shares	$210	$649	$1,114	$2,400
if you sold all your shares at the end of the period	$310	$649	$1,114	$2,400
Class R	$160	$496	$855	$1,867
Class Y	$109	$340	$590	$1,306

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Highland Premier Growth Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,074
Highland Premier Growth Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	210
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,032
1 Year	rr_ExpenseExampleNoRedemptionYear01	610
3 Years	rr_ExpenseExampleNoRedemptionYear03	849
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
Highland Premier Growth Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	210
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,400
1 Year	rr_ExpenseExampleNoRedemptionYear01	310
3 Years	rr_ExpenseExampleNoRedemptionYear03	649
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
Highland Premier Growth Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
Highland Premier Growth Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Highland Trend Following Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfll12_SupplementTextBlock

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland Trend Following Fund

(formerly Pyxis Trend Following Fund)

Supplement dated April 5, 2013 to the Class A, Class C, Class R and Class Y Shares Summary Prospectus and Prospectus for Highland Trend Following Fund, each dated February 1, 2013, and amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland Trend Following Fund of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class Y
Management Fees	2.00%	2.00%	2.00%	2.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	0.50%	0.00%
Other Expenses	2.83%	2.83%	2.83%	2.83%
Acquired Fund Fees and Expenses	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	5.56%	6.21%	5.71%	5.21%

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$1,098	$2,135	$3,160	$5,672
Class C: if you did not sell your shares	$617	$1,829	$3,012	$5,847
if you sold all your shares at the end of the period	$717	$1,829	$3,012	$5,847
Class R	$569	$1,695	$2,805	$5,511
Class Y	$520	$1,557	$2,590	$5,155

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Highland Trend Following Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.56%
1 Year	rr_ExpenseExampleYear01	1,098
3 Years	rr_ExpenseExampleYear03	2,135
5 Years	rr_ExpenseExampleYear05	3,160
10 Years	rr_ExpenseExampleYear10	5,672
Highland Trend Following Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.21%
1 Year	rr_ExpenseExampleYear01	617
3 Years	rr_ExpenseExampleYear03	1,829
5 Years	rr_ExpenseExampleYear05	3,012
10 Years	rr_ExpenseExampleYear10	5,847
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,829
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,012
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,847
Highland Trend Following Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.71%
1 Year	rr_ExpenseExampleYear01	569
3 Years	rr_ExpenseExampleYear03	1,695
5 Years	rr_ExpenseExampleYear05	2,805
10 Years	rr_ExpenseExampleYear10	5,511
Highland Trend Following Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
1 Year	rr_ExpenseExampleYear01	520
3 Years	rr_ExpenseExampleYear03	1,557
5 Years	rr_ExpenseExampleYear05	2,590
10 Years	rr_ExpenseExampleYear10	5,155

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.